SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment, net
Building	40 years
Equipment and furniture	2-5 years
Software	3-5 years
Aerial photogrammetry equipment	10 years
Vehicles	2-8 years
Office improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Schedule of estimated economic lives of acquired intangible assets with definite lives
Operating licenses	1.8-7 years
Contract backlog	1-3 years
Customer relationship	3.3-8 years
Non-compete agreement	3-5.5 years
Complete technology	3.5-5 years
Content copyright	0.25 years
Partnership agreement	4.8 years
Complete applications	1.1 years

Total revenues
Concentration of credit risk
Schedule of customers accounting for 10% or more
	For the year ended December 31,
Customer	2011	2012	2013
A	34%	30%	31%
B	26%	21%	12%
C	*	15%	18%

Accounts receivable
Concentration of credit risk
Schedule of customers accounting for 10% or more
	December 31,
Customer	2012	2013
A	15%	21%
B	18%	13%
C	13%	*
D	17%	31%
* not greater than 10%